Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended		3 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended		12 Months Ended
	Nov. 27, 2013	May 03, 2014	May 04, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Feb. 01, 2014 Unallocated Corporate [Member]	Feb. 02, 2013 Unallocated Corporate [Member]	Jan. 28, 2012 Unallocated Corporate [Member]	May 03, 2014 Sun Capital Consulting Agreement [Member]	Nov. 27, 2013 Sun Capital Consulting Agreement [Member]	Jun. 18, 2013 Sun Promissory Notes [Member]	Dec. 28, 2012 Sun Promissory Notes [Member]	Aug. 03, 2013 Sun Promissory Notes [Member]	May 02, 2008 Sun Promissory Notes [Member]	Jun. 18, 2013 Sun Capital Loan Agreement [Member]	Dec. 28, 2012 Sun Capital Loan Agreement [Member]	Aug. 03, 2013 Sun Capital Loan Agreement [Member]	Nov. 27, 2013 12.875% Notes [Member]	Nov. 27, 2013 Minimum [Member]	Nov. 27, 2013 LIBOR Rate [Member]	May 03, 2014 Kellwood [Member]	Feb. 01, 2014 Kellwood [Member]	Nov. 27, 2013 Kellwood [Member]	Nov. 27, 2013 Apparel Holding Corp. [Member]	Nov. 27, 2013 Pre-IPO Tax Benefits [Member]	Nov. 27, 2013 Vince Intermediate Holding, LLC [Member]	Nov. 27, 2013 Sun Term Loan Agreements [Member]	Jun. 18, 2013 Sun Term Loan Agreements [Member]	Feb. 01, 2014 CRL Group [Member] Installment	Feb. 01, 2014 Sun Capital [Member]	Feb. 02, 2013 Sun Capital [Member]	Jan. 28, 2012 Sun Capital [Member]	Nov. 27, 2013 Sun Capital [Member] Minimum [Member]
Related Party Transaction [Line Items]
Date of related party transaction agreement																						Nov. 27, 2013	Nov. 27, 2013
Number of business days require for receiving invoice from related party																						15 days	15 days
Other accrued expenses		$ 8,957		$ 9,061	$ 1,276																	$ 1,240	$ 873
Aggregate reduction in taxes payable percentage	85.00%
Obligation under Tax Receivable Agreement		173,146		173,146
Tax receivable agreement period		10 years		10 years
Current amount of tax receivable agreement obligation included in other accrued expenses		4,131		4,131
Other liabilities		169,015		169,015
Reimbursement of expenses paid										39
Related party transaction termination of contract description																							If no specific notice requirement has been provided, 90 days prior written notice shall be required to be given. Upon the termination of certain services, Kellwood may no longer be in a position to provide certain other related services. Kellwood must notify us within 10 days following our request to terminate any services if they will no longer be able to provide other related services. Assuming we proceed with our request to terminate the original services, such related services shall also be terminated in connection with such termination.
Percentage interest continued in tax benefits																										15.00%
Calculation of present value obligated to pay on termination																					2.00%
Aggregate ownership of equity securities	68.00%										30.00%														100.00%									30.00%
Percentage of voting power of all outstanding capital stock	35.00%
Debt outstanding principal amount																				15,000
Promissory notes issued																											341,500
Net proceeds from IPO	172,000
Net borrowings	169,500
Note receivable repaid																												70,100
Debt interest rate percentage															15.00%				12.875%					7.125%
Amount of debt purchased																								38,100
Debt recovery bonus	6,000
Kellwood note receivable	341,500
Interest accrued	0
Unpaid debt recovery bonus	440
Percentage of related debt recovery	4.40%
Number of contingent annual earnout payments																														5
Payments under earnout agreement				0	806	58,456
Capital contribution fiscal 2012													270,852				18,249
Long-term debt		150,000		170,000	391,434
Capital contribution fiscal 2013												334,595		334,595		72,932		72,932											38,683
Remaining debt obligations to affiliates of Sun Capital																								83,355
Annual management fee																															2,200
Management fees paid to Sun Capital																															404	779	478
Net loss from discontinued operations			5,330	50,815	78,014	105,944	1,537	1,668	1,949
Outstanding transaction fees																																926
Transaction fee																															1.00%
Material transaction fees payable																															$ 0